UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 283-5581

Signature, Place, and Date of Signing:

 /s/Peter H. Fang          Lafayette, California            08/04/2006
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                         0
                                                --------------------------------

Form 13F Information Table Entry Total:                                   13
                                                --------------------------------

Form 13F Information Table Value Total:                     $        131,284
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

         NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             06/30/2006

                               TITLE                      VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER     VOTING  AUTHORITY
NAME OF ISSUER               OF CLASS       CUSIP       (X$1,000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED     NONE
---------------------       ----------    ----------   ----------  --------  ---- ----- -------- --------   -----  ------   -------
Anadarko Petroleum Corp        COM        032511 10 7     3,815     80,000    SH
Apple Computer Inc.            COM        037833 10 0    30,481    533,626    SH          SOLE                              533,626
Berkshire Hathaway Inc Del     CL B       084670 20 7    22,427      7,370    SH          SOLE                                7,370
Berkshire Hathaway Inc - Del   CL A       084670 10 8    13,749        150    SH          SOLE                                  150
Costco Wholsale Corp - New     COM        22160K 10 5     1,714     30,000    SH          SOLE                               30,000
Cavalier Homes, Inc            COM        149507 10 5     1,696    320,000    SH          SOLE                              320,000
Champion Enterprises Inc       COM        158496 10 9     1,104    100,000    SH          SOLE                              100,000
Daily Journal Corp             COM        233912 10 4       308      8,100    SH          SOLE                                8,100
Moodys Corp                    COM        615369 10 5     9,694    178,000    SH          SOLE                               20,000
McGrath Rentcorp               COM        580589 10 9    11,680    419,978    SH          SOLE                              419,978
Mercury General Corp New       COM        589400 10 0     7,328    130,000    SH          SOLE                              150,000
Palm Harbor Homes Inc          COM        696639 10 3     1,759    100,000    SH          SOLE                              100,000
Wesco Financial Corp           COM        950817 10 6    25,529     67,006    SH          SOLE                               67,006

             REPORT SUMMARY                13 Records   131,284  1,974,230

